Assets held for sale and liabilities of disposal groups held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Held for sale

Held for sale at 31 December
	2024	2023
	£m	£m
Held for sale at 31 Dec
Disposal groups	21,620	21,792
Unallocated impairment losses[1]	(25)	(1,548)
Non-current assets held for sale	11	124
Assets held for sale	21,606	20,368
Liabilities of disposal groups held for sale	23,110	20,684
1    This represents impairment losses in excess of the carrying amount on the non-current assets, excluded from the measurement scope of IFRS 5.

Assets held for sale and liabilities of disposal groups held for sale
At 31 December 2024, the major classes of assets and associated liabilities of disposal groups held for sale, excluding allocated impairment losses, were as follows:

	French Life Insurance Business	South Africa[1]	German Private Banking Business	Total
	£m	£m	£m	£m
Operating segment	WPB	GBM and Corporate Centre	WPB
Assets of disposal groups held for sale
Cash and balances at central banks	—	—	1,511	1,511
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	11,607	—	—	11,607
Loans and advances to banks	115	—	—	115
Loans and advances to customers	—	523	246	769
Financial investments[2]	6,776	—	—	6,776
Insurance Contract Assets	18	—	—	18
Prepayments, accrued income and other assets	793	13	18	824
Total Assets at 31 Dec 2024	19,309	536	1,775	21,620

Liabilities of disposal groups held for sale
Customer accounts	—	2,626	1,662	4,288
Financial liabilities designated at fair value	9	—	95	104
Insurance Contract Liabilities	17,387	—	—	17,387
Accruals, deferred income and other liabilities	1,272	41	18	1,331
Total Liabilities at 31 Dec 2024	18,668	2,667	1,775	23,110

Expected date of completion	Second half of 2025	Second half of 2025	Second half of 2025
1    Under the financial terms of the sale of our South Africa business, HSBC Bank Plc will transfer the business with a net asset value of £0.5bn for a book value less any provisions. The purchase price will be satisfied by the transfer of agreed liabilities of £2.7bn. Any required increase to the net asset value of the business to achieve this will be satisfied by the inclusion of additional cash. As at 31 December 2024, HSBC would be expected to include a cash contribution of £2.1bn.
2    Represents financial investments measured at fair value through other comprehensive income.

	France retail banking operations	Other[1]	Total
	£m	£m	£m
Operating segment	WPB	CMB, GBM
Assets of disposal groups held for sale
Cash and balances at central banks	177	—	177
Financial assets designated and otherwise mandatorily measured at fair value through profit and loss	38	—	38
Loans and advances to banks	8,103	—	8,103
Loans and advances to customers	13,255	90	13,345
Financial investments[2]	25	—	25
Prepayments, accrued income and other assets	103	1	104
Total Assets at 31 Dec 2023	21,701	91	21,792

Liabilities of disposal groups held for sale
Customer accounts	17,492	95	17,587
Financial liabilities designated at fair value	1,858	—	1,858
Debt securities in issue	1,080	—	1,080
Accruals, deferred income and other liabilities	159	—	159
Total Liabilities at 31 Dec 2023	20,589	95	20,684

Date of completion	1 January 2024
1    Includes transfer of hedge fund administration services.
2    Includes financial investments measured at fair value through other comprehensive income of £21.7m and debt instruments measured at amortised cost of £3.8m.